Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,030,450.00
Total Fee Amount	142.31
Total Offset Amount	0.00
Net Fee	$ 142.31
Offering Table N/A
Offset Table N/A	N/A